UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	2/29/08

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Money Market Fund, Inc.
February 29, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.3%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--.9%
Alabama Housing Finance Authority,
SFMR (LOC; Bayerische
Landesbank)		3.38	3/7/08	10,000,000 a	10,000,000

Arkansas--.5%
Pulaski County Public Facilities
Board, MFHR (Chapelridge
Project) (LOC; Regions Bank)		3.24	3/7/08	5,650,000 a	5,650,000

California--1.7%
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)		3.34	3/7/08	17,533,257 a,b	17,533,257

Colorado--3.2%
Colorado Educational and Cultural
Facilities Authority, Revenue
(EOP Charlotte JW, LLC
Project) (LOC; KBC Bank)		3.17	3/7/08	10,000,000 a	10,000,000
Colorado Educational and Cultural
Facilities Authority, Student
Housing Revenue (Fuller
Theological Seminary Project)
(LOC; Key Bank)		3.22	3/7/08	9,800,000 a	9,800,000
Morgan Keegan Municipal Products
Inc. Trust (City and County of
Denver) (Liquidity Facility;
Lloyds TSB Bank PLC and LOC;
Natixis Commercial Paper
Corporation)		3.30	3/7/08	2,580,000 a,b	2,580,000
Mountain Village Housing
Authority, Housing Facilities
Revenue (Village Court
Apartments Project) (LOC; U.S.
Bank NA)		3.21	3/7/08	6,600,000 a	6,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue		3.40	3/7/08	5,000,000 a	5,000,000

Delaware--.6%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)		3.15	3/7/08	6,700,000 a	6,700,000

District of Columbia--2.9%
Anacostia Waterfront Corporation,

PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	3.35	3/7/08	15,000,000 a,b	15,000,000
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Bank)	3.26	3/7/08	9,780,000 a	9,780,000
Metropolitan Washington DC Airport
Authority, CP (LOC; Bank of
America)	2.97	5/19/08	6,000,000	6,000,000

Florida--28.3%
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; Merrill
Lynch)	5.36	3/7/08	3,325,000 a,b	3,325,000
Broward County,
IDR (GB Instruments Inc.
Project) (LOC; Bank of America)	3.31	3/7/08	1,820,000 a	1,820,000
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (LOC; Bank of America)	3.70	3/1/08	2,800,000 a	2,800,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (Liquidity
Facility; American
International Group Funding
Inc.)	3.36	3/7/08	28,230,000 a	28,230,000
Broward County Housing Finance
Authority, MFHR (Golf View
Gardens Apartments Project)
(LOC; Regions Bank)	3.28	3/7/08	8,500,000 a	8,500,000
Broward County Housing Finance
Authority, SFMR	4.85	10/1/08	10,000,000	10,056,727
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.40	3/7/08	735,000 a,b	735,000
Capital Trust Agency,
Multifamily Revenue (Insured;
FHLMC and Liquidity Facility;
FHLMC)	5.36	3/7/08	25,840,000 a,b	25,840,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue,
Refunding (Insured; MBIA)	5.00	3/1/08	1,000,000	1,002,807
Collier County Industrial
Development Authority, IDR
(March Project) (LOC; Wachovia
Bank)	3.50	3/7/08	2,630,000 a	2,630,000

Dade County Industrial Development
Authority, IDR (U.S. Holdings
Inc. Project) (LOC; SunTrust
Bank)	3.45	3/7/08	525,000 a	525,000
Escambia County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.40	3/7/08	1,525,000 a,b	1,525,000
Florida, State Board of Education,
Lottery Revenue (Insured;
AMBAC)	5.50	7/1/08	640,000	643,581
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes, Refunding	4.00	6/1/08	5,000,000	5,002,779
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes, Refunding	5.00	6/1/08	150,000	150,440
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes, Refunding	5.00	6/1/08	100,000	100,294
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes, Refunding	5.00	6/1/08	150,000	150,460
Florida Department of
Environmental Protection,
Florida Forever Revenue,
Refunding (Insured; MBIA)	5.00	7/1/08	250,000	250,929
Florida Department of
Environmental Protection,
Preservation 2000 Revenue,
Refunding (Insured; FSA)	5.25	7/1/08	100,000	100,437
Florida Development Finance
Corporation, IDR (Air
Technology) (LOC; Wachovia
Bank)	3.50	3/7/08	2,000,000 a	2,000,000
Florida Development Finance
Corporation, IDR (Atlantic
Truss Group, LLC Project)
(LOC; Wachovia Bank)	3.50	3/7/08	2,875,000 a	2,875,000
Florida Development Finance
Corporation, IDR (Byrd
Technologies Inc. Project)
(LOC; Wachovia Bank)	3.50	3/7/08	1,230,000 a	1,230,000
Florida Development Finance
Corporation, IDR (Energy
Planning Associates
Corporation Project) (LOC;
Wachovia Bank)	3.50	3/7/08	1,290,000 a	1,290,000
Florida Development Finance
Corporation, IDR (Florida Food
Products, Inc. Project) (LOC;
Wachovia Bank)	3.50	3/7/08	2,100,000 a	2,100,000
Florida Development Finance

Corporation, IDR (Increte LLC
Project) (LOC; Wachovia Bank)	3.50	3/7/08	1,730,000 a	1,730,000
Florida Development Finance
Corporation, IDR (Jamivon
Properties Inc. Project) (LOC;
Wachovia Bank)	3.50	3/7/08	1,550,000 a	1,550,000
Florida Development Finance
Corporation, IDR (R.L. Smith
Investments LLC Project) (LOC;
SunTrust Bank)	3.45	3/7/08	860,000 a	860,000
Florida Development Finance
Corporation, IDR (Suncoast
Bakeries, Inc. Project) (LOC;
SunTrust Bank)	3.40	3/7/08	600,000 a	600,000
Florida Development Finance
Corporation, IDR (Twin Vee
PowerCats, Inc. Project) (LOC;
SunTrust Bank)	3.45	3/7/08	1,720,000 a	1,720,000
Florida Finance Housing
Corporation, MFHR (Falls of
Venice Project) (Insured; FNMA
and Liquidity Facility; FNMA)	3.26	3/7/08	4,050,000 a	4,050,000
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/08	19,265,000	19,341,038
Gulf Breeze,
Healthcare Facilities Revenue
(Heritage Healthcare Project)
(Liquidity Facility; AIG
SunAmerica Assurance)	3.55	3/7/08	10,130,000 a	10,130,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	3.00	3/7/08	13,000,000 a	13,000,000
Hillsborough County,
Solid Waste and RRR (Putters
Program) (Insured; AMBAC and
Liquidity Facility; JPMorgan
Chase Bank)	4.00	3/7/08	9,745,000 a,b	9,745,000
Hillsborough County Aviation
Authority, Revenue (Merlots
Program) (Tampa International
Airport) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)	3.45	3/7/08	1,965,000 a,b	1,965,000
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; MBIA)	5.00	10/1/08	600,000	604,257
Hillsborough County Industrial
Development Authority, IDR
(Allied Aerofoam Project)
(LOC; Wachovia Bank)	3.45	3/7/08	2,450,000 a	2,450,000
Hillsborough County Industrial
Development Authority, IDR

(Seaboard Tampa Terminals
Venture Project) (LOC;
Wachovia Bank)	3.15	3/7/08	4,000,000 a	4,000,000
Hillsborough County Port District,
Revenue (Tampa Port Authority
Project) (Insured; MBIA)	4.00	6/1/08	1,000,000	1,000,359
Jacksonville Economic Development
Commission, IDR (Load King
Manufacturing Company Inc.
Project) (LOC; SouthTrust Bank)	3.45	3/7/08	1,600,000 a	1,600,000
Jacksonville Electric Authority,
Revenue, CP (Liquidity
Facility; JPMorgan Chase Bank)	.95	5/5/08	11,760,000	11,760,000
Jacksonville Port Authority,
CP (LOC; JPMorgan Chase Bank)	2.80	3/12/08	10,000,000	10,000,000
Lee County Housing Finance
Authority, MFHR (Heron Pond
Apartments) (LOC; Regions Bank)	3.28	3/7/08	5,770,000 a	5,770,000
Lee County Housing Finance
Authority, SFHR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.40	3/7/08	1,430,000 a,b	1,430,000
Manatee County,
IDR (Avon Cabinet Corporation
Project) (LOC; Bank of America)	3.15	3/7/08	1,950,000 a	1,950,000
Marion County Industrial
Development Authority, IDR
(Universal Forest Products)
(LOC; Wachovia Bank)	3.50	3/7/08	2,500,000 a	2,500,000
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; Assured Guaranty
Corporation and Liquidity
Facility; Citigroup)	3.30	3/7/08	19,415,000 a,b	19,415,000
Miami-Dade County,
Aviation Revenue, Refunding
(Miami International Airport)
(Insured; FGIC)	5.25	10/1/08	100,000	100,708
Miami-Dade County,
Capital Asset Acquisition
Special Obligation Revenue
(Insured; AMBAC)	5.00	4/1/08	1,000,000	1,001,068
Miami-Dade County Industrial
Development Authority, IDR
(Futurama Project) (LOC;
SunTrust Bank)	3.31	3/7/08	1,910,000 a	1,910,000
Miami-Dade County Industrial
Development Authority, IDR
(Ram Investments Project)
(LOC; Wachovia Bank)	3.45	3/7/08	2,760,000 a	2,760,000
Miami-Dade County Industrial
Development Authority, IDR

(von Drehle Holdings, LLC
Project) (LOC; Branch Banking
and Trust Company)	3.28	3/7/08	1,730,000 a	1,730,000
Miami-Dade County Industrial
Development Authority, Revenue
(Altira, Inc. Project) (LOC;
SunTrust Bank)	3.40	3/7/08	1,950,000 a	1,950,000
Orange County Housing Finance
Authority, MFHR (Windsor Pines
Project) (LOC; Bank of America)	3.10	3/7/08	1,300,000 a	1,300,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wachovia Bank)	3.45	3/7/08	205,000 a	205,000
Palm Beach County,
IDR, Refunding (Eastern Metal
Supply Inc. Project) (LOC;
Wachovia Bank)	3.50	3/7/08	2,480,000 a	2,480,000
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; MBIA)	4.70	8/1/08	300,000	301,031
Pinellas County Industrial
Development Authority, IDR
(Falcon Enterprises Inc.
Project) (LOC; SunTrust Bank)	3.45	3/7/08	1,740,000 a	1,740,000
Pinellas County Industrial
Development Authority, IDR
(Restorative Care of America
Project) (LOC; SunTrust Bank)	3.45	3/7/08	1,500,000 a	1,500,000
Pinellas County Industry Council,
IDR (Molex ETC Inc. Project)
(LOC; Wachovia Bank)	3.50	3/7/08	2,350,000 a	2,350,000
Pinellas County Industry Council,
Revenue (Lutheran Church of
the Cross Day School Project)
(LOC; Wachovia Bank)	3.45	3/7/08	5,000 a	5,000
Polk County Industrial Development
Authority, IDR (Elite Building
Products, Inc. Project) (LOC;
Wachovia Bank)	3.50	3/7/08	1,890,000 a	1,890,000
Polk County Industrial Development
Authority, IDR (Florida Treatt
Inc. Project) (LOC; Bank of
America)	3.15	3/7/08	3,600,000 a	3,600,000
Polk County Industrial Development
Authority, IDR (GSG
Investments Project) (LOC;
Wachovia Bank)	3.45	3/7/08	2,330,000 a	2,330,000
Reedy Creek Improvement District,
Ad Valorem Tax Bonds,
Refunding (Insured; MBIA)	4.20	6/1/08	125,000	125,106
Riveria Beach,
IDR (K. Rain Manufacturing

Project) (LOC; SunTrust Bank)	3.40	3/7/08	1,885,000 a	1,885,000
Saint John's County Industrial
Development Authority, IDR
(Bronz-Glow Technologies
Project) (LOC; Wachovia Bank)	3.50	3/7/08	1,130,000 a	1,130,000
Sumter County Industrial
Development Authority, IDR
(Robbins Manufacturing Company
Project) (LOC; Wachovia Bank)	2.37	3/7/08	15,000 a	15,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.70	4/4/08	3,000,000	3,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.58	6/11/08	13,000,000	13,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.65	6/11/08	10,000,000	10,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.65	6/12/08	10,000,000	10,000,000
Tamarac,
IDR (Arch Aluminum and Glass
Company) (LOC; Comerica Bank)	3.50	3/7/08	1,000,000 a	1,000,000
Volusia County School District,
GO Notes, TAN	4.00	9/17/08	4,000,000	4,011,825

Georgia--3.1%
Atlanta,
Airport General Revenue,
Refunding (Hartsfield
International Airport)
(Insured; MBIA and Liquidity
Facility; Bayerische
Landesbank)	7.50	3/7/08	10,000,000 a	10,000,000
Burke County Development
Authority, PCR, CP (Oglethorpe
Power Corporation) (Liquidity
Facility; Rabobank Nederland)	3.50	3/5/08	1,800,000	1,800,000
Conyers Housing Authority,
MFHR (Towne Pointe Apartments
Project) (LOC; Amsouth Bank)	3.20	3/7/08	4,000,000 a	4,000,000
Gwinnett County Development
Authority, IDR (Suzanna's
Kitchen Inc. Project) (LOC;
Wachovia Bank)	3.45	3/7/08	5,800,000 a	5,800,000
Monroe County Development
Authority, PCR, CP (Oglethorpe
Power Project) (Liquidity
Facility; Rabobank Nederland)	3.40	3/5/08	4,020,000	4,020,000

Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	2.65	5/8/08	2,000,000	2,000,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	3.31	3/7/08	5,700,000 a,b	5,700,000

Illinois--6.7%
Chicago,
Collateralized SFMR	3.58	10/7/08	3,000,000	3,000,000
Chicago,
GO, Refunding (Insured; MBIA
and Liquidity Facility; Banco
Bilbao Vizcaya)	5.50	3/7/08	33,000,000 a	33,000,000
Chicago,
Second Lien Water Revenue,
Refunding (Insured; MBIA and
Liquidity Facility; Dexia
Credit Locale)	9.00	3/7/08	20,000,000 a	20,000,000
Illinois Educational Facilities
Authority, Revenue, CP (Field
Museum of Natural History)
(LOC; Bank of America)	3.45	4/8/08	5,000,000	5,000,000
Illinois Housing Development
Authority, Homeowner Mortgage
Revenue	3.48	10/1/08	3,080,000	3,080,000
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; Wells Fargo
Bank)	3.30	3/7/08	7,370,000 a	7,370,000

Indiana--2.5%
ABN AMRO Munitops Certificates
Trust (Indianapolis Local
Public Improvement Bond Bank -
Indianapolis Airport Authority
Project) (Insured; AMBAC and
Liquidity Facility; Bank of
America)	4.00	3/7/08	10,000,000 a,b	10,000,000
Carmel,
Waterworks Revenue, BAN	3.75	9/21/08	10,000,000	10,000,060
Indianapolis Local Public
Improvement Bond Bank, Notes	2.95	1/8/09	7,000,000	7,000,000

Kansas--.9%
Junction City,
GO Temporary Notes	5.00	6/1/08	3,955,000	3,964,621
Kansas Development Finance

Authority, MFHR, Refunding
(Chesapeake Apartments
Project) (LOC; FHLB)	3.20	3/7/08	5,500,000 a	5,500,000

Kentucky--5.0%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.15	3/7/08	47,700,000 a	47,700,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	3.65	4/1/08	5,000,000	5,000,000

Louisiana--1.5%
Ascension Parish,
Revenue, CP (BASF AG
Corporation Project)	2.78	5/8/08	5,000,000	5,000,000
Quachita Parish Industrial
Development Board, IDR
(Garrett Manufacturing, LLC
Project) (LOC; Regions Bank)	3.26	3/7/08	3,480,000 a	3,480,000
Shreveport,
Airport System Revenue,
Refunding (Insured; CIFG and
Liquidity Facility; JPMorgan
Chase Bank)	5.00	3/7/08	7,180,000 a	7,180,000

Maryland--.6%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Bank)	2.42	3/7/08	5,305,000 a	5,305,000
Maryland Economic Development
Corporation, Revenue
(Todd/Allan Printing Facility)
(LOC; M&T Bank)	3.41	3/7/08	650,000 a	650,000

Massachusetts--.4%
Wachusett Regional School
District, GO Notes, BAN	3.50	6/30/08	3,740,000	3,746,678

Michigan--1.8%
Detroit,
RAN (LOC; Bank of Nova Scotia)	4.50	3/1/08	12,100,000	12,100,505
Detroit Downtown Development
Authority, LR, Refunding
(Millender Center Project)
(LOC; HSBC Bank USA)	3.20	3/7/08	7,000,000 a	7,000,000

Missouri--1.0%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	1.50	3/25/08	10,933,000	10,933,000

New Hampshire--.4%
New Hampshire Health and Education
Facilities Authority, Revenue
(Riverbend Issue) (LOC; TD
Banknorth N.A.)	3.21	3/7/08	4,075,000 a	4,075,000

New York--.8%
Monroe County,
GO Notes, RAN	4.00	4/15/08	8,000,000	8,003,880

North Carolina--2.6%
Durham County,
Multifamily Revenue (Falls
Pointe Apartments) (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	5.36	3/7/08	15,730,000 a,b	15,730,000
North Carolina Education
Assistance Authority, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility; Royal
Bank of Canada)	7.50	3/7/08	11,855,000 a	11,855,000

Ohio--1.6%
Columbus,
Sewerage System Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank)	3.41	3/7/08	1,400,000 a,b	1,400,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	5.26	3/7/08	9,900,000 a,b	9,900,000
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; National City
Bank)	3.22	3/7/08	2,170,000 a	2,170,000
Marysville,
Tax Increment Financing
Revenue Notes (Coleman's
Crossing Road) (LOC; Fifth
Third Bank)	4.25	9/11/08	3,505,000	3,513,942

Oklahoma--4.3%
Oklahoma Student Loan Authority,
Student Loan Revenue (Insured;
MBIA)	5.25	3/7/08	40,000,000 a	40,000,000
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	3.45	5/15/08	6,000,000	6,000,000

Pennsylvania--7.7%
Dauphin County General Authority,
Revenue (Education and Health

Loan Program) (Insured; AMBAC
and Liquidity Facility;
JPMorgan Chase Bank)	8.00	3/7/08	3,835,000 a	3,835,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	8.00	3/7/08	26,000,000 a	26,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	3.21	3/7/08	1,800,000 a	1,800,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T
Bank)	3.21	3/7/08	7,165,000 a	7,165,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T
Bank)	3.21	3/7/08	6,040,000 a	6,040,000
Montgomery County Industrial
Development Authority, CP
(Exelon Project) (LOC;
Wachovia Bank)	1.00	5/1/08	4,000,000	4,000,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Reenue (PPL Energy
Supply, LLC Project) (LOC;
Wachovia Bank)	3.80	3/1/08	11,510,000 a	11,510,000
Puttable Floating Option Tax
Exempt Receipts (Allegheny
County Airport Authority,
Airport Revenue (Pittsburgh
International Airport))
(Insured; FSA and Liquidity
Facility; DEPFA Bank PLC)	3.19	3/7/08	15,000,000 a,b	15,000,000
Susquehanna County Industrial
Development Authority, IDR
(Stabler Companies, Inc.
Project) (LOC; Wachovia Bank)	3.50	3/7/08	2,870,000 a	2,870,000
Susquehanna County Industrial
Development Authority, Revenue
(Pennfield Corporation
Project) (LOC; Fulton Bank)	3.35	3/7/08	3,935,000 a	3,935,000

South Dakota--.9%
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue	4.25	8/15/08	10,000,000	10,019,915

Tennessee--5.4%
Blount County Public Building

Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility: KBC Bank and
Landesbank Baden- Wurttemberg)	6.00	3/1/08	6,700,000 a	6,700,000
Municipal Energy Acquisition
Corporation, Gas Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	3.68	3/7/08	24,430,000 a,b	24,430,000
Sevier County Public Building
Authority, Public Projects
Construction Notes (Taud Loan
Program)	3.80	4/1/08	4,725,000	4,725,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.41	3/7/08	9,000,000 a,b	9,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.41	3/7/08	9,000,000 a,b	9,000,000
Tennessee Energy Acquisition
Corporation, Gas Revenue
(Insured; AMBAC)	4.50	9/1/08	3,000,000	3,014,909

Texas--11.7%
Dallas-Fort Worth International
Airport Facilities Improvement
Corporation, Airport Revenue
(Merlots Program) (Insured;
FSA and Liquidity Facility;
Wachovia Bank)	3.50	3/7/08	3,505,000 a,b	3,505,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.35	3/27/08	7,000,000	7,000,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	2.97	4/2/08	5,000,000	5,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	1.25	3/5/08	5,000,000	5,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.70	5/8/08	10,000,000	10,000,000
North Texas Tollway Authority,
BAN	4.13	11/19/08	28,105,000	28,118,789
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project)	3.50	3/7/08	5,000,000 a	5,000,000
Puttable Floating Option Tax
Exempt Receipts (Texas
Transportation Commission, GO
Mobility Funds Bonds)

(Liquidity Facility; Merrill
Lynch Capital Services)	3.31	3/7/08	4,995,000 a,b	4,995,000
Revenue Bond Certificate Series
Trust, Revenue (Dewitt) (GIC;
American International Group
Funding Inc.)	3.56	3/7/08	8,265,000 a,b	8,265,000
Revenue Bond Certificate Series
Trust, Revenue (Greens
Project) (GIC; American
International Group Funding
Inc.)	3.56	3/7/08	5,764,000 a,b	5,764,000
Revenue Bond Certificate Series
Trust, Revenue (Heather Lane
Apartments) (GIC; American
International Group Funding
Inc.)	3.56	3/7/08	10,600,000 a,b	10,600,000
Revenue Bond Certificate Series
Trust, Revenue (Landings)
(GIC; American International
Group Funding Inc.)	3.56	3/7/08	8,385,000 a,b	8,385,000
Revenue Bond Certificate Series
Trust, Revenue (Ranch View)
(GIC; American International
Group Funding Inc.)	3.56	3/7/08	5,720,000 a,b	5,720,000
Revenue Bond Certificate Series
Trust, Revenue (Silverton
Village Town Homes) (GIC;
American International Group
Funding Inc.)	3.56	3/7/08	5,945,000 a,b	5,945,000
Revenue Bond Certificate Series
Trust, Revenue (Wildwood
Branch) (GIC; American
International Group Funding
Inc.)	3.56	3/7/08	3,685,000 a,b	3,685,000
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue
(Liquidity Facility; Morgan
Stanley Bank)	3.16	3/7/08	7,000,000 a,b	7,000,000

Utah--.3%
Weber County School District Board
of Education, GO Notes (Utah
School Bond Guaranty Program)	3.00	6/15/08	2,770,000	2,780,378

Washington--.4%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	3.20	3/7/08	4,380,000 a	4,380,000

Wisconsin--2.0%
Oconomowoc Area School District,
Tax and Revenue Anticipation

Promissory Notes	4.00	8/22/08	6,500,000	6,579,815
Spooner Area School District,
BAN	4.00	4/1/08	5,000,000	5,003,783
Sun Prairie Area School District,
GO Notes, BAN	2.00	2/20/09	9,250,000	9,278,287

Wyoming--.6%
Campbell County,
IDR (Two Elk Partners Project)	3.65	11/28/08	6,000,000	6,000,000

Total Investments (cost $1,065,044,665)			100.3%	1,065,044,665
Liabilities, Less Cash and Receivables			(.3%)	(3,311,904)
Net Assets			100.0%	1,061,732,761

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $263,117,257 or 24.8% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)